Label	Element	Value
Class R5 | Corporate Debt
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	46.50%
Class R5 | Non-U.S. Government Agency Obligations
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	42.80%
Class R5 | Commercial Paper
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.50%
Class R5 | Repurchase Agreement
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
Class R5 | Investment of Cash Collateral from Securities Loaned
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Class R5 | U.S. Government Agency Obligations and Instrumentalities
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%